Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Under ASC 606
Disaggregation of revenue
For the year ended December 31, 2018
Time and bareboat charters (operating leases)	$107,923
Voyage charters (accounted for under ASC 606)	9,672
Total	$117,595

Balance Sheet Location
Impact of the adoption of ASU 2014-09
	As at December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Assets
Current Assets
Trade accounts receivable	$16,126	$17,526	$(1,400)
Prepayments and other assets	2,017	1,620	397
Liabilities
Current liabilities	115,159	115,194	35

Income Statement Location
Impact of the adoption of ASU 2014-09
	For the year ended December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Partnership’s net income from discontinued operations	7,507	8,475	(968)
Partnership’s net (loss) / income from operations	(104)	864	(968)

Net income from discontinued operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	0.41	0.46	(0.05)

Net loss from operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	(0.60)	(0.55)	(0.05)